Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	$ 13	$ 19	$ 75	$ 421
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	5	5	22	127
Clinical and Regulatory [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	3	9	35	51
Selling and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense				41
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	$ 5	$ 5	$ 18	$ 202